Other Non-Current Assets - Schedule of Other Non-Current Assets (Parenthetical) (Detail)					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 08, 2010 Arrangement with Weifang Hospital [Member] CNY	Dec. 31, 2013 Arrangement to Provide Services for Positron Emission tomography Center [Member] CNY Installment	Mar. 08, 2010 Arrangement to Provide Services for Positron Emission tomography Center [Member] CNY	Dec. 31, 2013 Arrangement to Provide Services for Linear Accelerators Center [Member] USD ($)	Dec. 31, 2013 Arrangement to Provide Services for Linear Accelerators Center [Member] CNY	Mar. 08, 2010 Arrangement to Provide Services for Linear Accelerators Center [Member] CNY
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term	$ 10,265,000	62,139,000	70,574,000	40,000,000		30,000,000	$ 6,112,000	37,000,000	10,000,000
Installment amount					3,000,000
Number of installments					7
Final portion of deposit, subject to possible refund					9,000,000
Final portion of deposit, minimum profit of counterparty					3,000,000